BALANCE SHEET - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash/Bank Balances	$ 68,476	$ 584,426	$ 584,426
Cash/Bank Balances		584,426	254,571
Accounts Receivable
From Customers	63,414	119,274	138,341
From related parties
From others	500,000
Total Accounts Receivable	563,414	119,274	138,341
Advances - Drop Shipper	4,876,880	4,289,928	1,160,653
Prepaid Expenses	823,801	220,902	252,778
Total Current assets	6,332,571	5,214,530	1,806,343
TOTAL ASSETS	6,332,571	5,214,530	1,806,343
Current Liabilities
Payables	171,008	469,821	270,980
Current portion of Notes Payable, convertible	248,002	306,150	172,650
Total Current Liabilities	419,010	775,971	443,630
Long-term Liabilities
Loan from 3rd Party with interest	40,320	38,400	245,374
Notes Payable	4,728,906	3,267,824	2,946,105
Total long-term liabilities	4,769,226	3,306,224	3,191,479
Total Liabilities	5,188,236	4,082,195
Stockholders' Equity
Common: Authorized 1,000,000,000 shares, $.00001 par value; and 700,836,384 Issued and outstanding as of September 30, 2019 and 569,364,762 shares issued and outstanding as of December 31, 2018	3,565,065	3,169,040	450,573
Preferred Stock Class A Authorized - 50,000 shares, $.00001 Par value; and 34,289 Issued and outstanding, as of September 30, 2019 and 39,839 issued and outstanding as of December 31, 2018	400	400	400
Additional Paid-in Capital			1,463,131
Retained Earnings	(2,421,130)	(2,037,105)	(2,279,739)
Total Stockholders' Equity	1,144,335	1,132,335	(1,829,166)
Total Liabilities & Equity	$ 6,332,571	$ 5,214,530	$ 1,806,343